Expense Example - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Global ex U.S. Index Fund - Fidelity Global ex U.S. Index Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 6
3 years	18
5 years	31
10 years	$ 71